Other Provisions	12 Months Ended
Dec. 31, 2019
Other provisions [abstract]
Other Provisions

13. Other provisions

Current and non-current other provisions of the Biofrontera Group show the following changes:

Other current provisions

in EUR thousands	01.01.2019	Utilization	Released	Added	Translation difference	31.12.2019

Outstanding invoices	944	746	105	292	8	393
Auditing costs	224	224	0	323	0	323
Provisions for litigation costs	1,696	426	0	1,035	0	2,305
Other provisions	27	0	0	447	0	474
Total current provisions	2,891	1,396	105	2,097	8	3,495

Other non-current provisions

EUR thousands	01.01.2019	Utilized	Released	Added	Translation difference	31.12.2019
Provisions for litigation costs	1,545	1,545	-	-	-	-
Other non-current provisions	1,545	1,545	-		-	-

The additions in the amount of EUR 447 thousand to other provisions include additions of EUR 291 thousand due to extensions to the scope of consolidation (Cutanea).

Other provisions concern various individually identifiable risks and contingent liabilities. Provisions classified as current are expected to lead to an outflow of economic benefits prospectively within the subsequent financial year.

The companies included in the consolidated financial statements of Biofrontera AG are exposed to several threatened or pending legal proceedings, the outcome of which either cannot be determined or cannot be predicted due to the uncertainty associated with such legal proceedings. The claims asserted against Biofrontera were not carried as liabilities, as the Management Board asserts that claims cannot be estimated or probable to be incurred.

Provisions were made in the year under review for future legal costs, which include the estimated costs for legal disputes with DUSA Pharmaceuticals, Inc. and the Deutsche Balaton Group until a ruling is issued in the next instance. While we assume that the claims of DUSA Pharmaceuticals, Inc. in particular are unjustified, we are unable to guarantee a successful outcome in court.

In 2019, a total of EUR 2,305 thousand (previous year: EUR 3,241 thousand) was accrued for costs to defend against litigation in connection with pending proceedings in the U.S. and Germany. Due to the increased legal consulting costs, further amounts of EUR 1,035 thousand were added.